UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2011

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
				    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management, LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Casey McCandless
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 		Date of Signing:
Casey McCandless	Memphis, Tennessee	05/11/2011

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 1
Form 13F Information Table Entry Total:72
Form 13F Information Table Value Total:	424970

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.


FORM 13F INFORMATION TABLE VOTING AUTHORITY

NAME OF ISSUER TITLE OF CLASS CUSIP VALUE (x$1000) SHARES/PRN AMT SH/PRN
PUT/CALL INVSTMT DSCRETN OTHER MNGRS SOLE SHARED NONE

Annuity & Life Re Hldgs Ltd Sh Common G03910109 23403 24533809 SH Sole
24533809 0

Benda Pharmaceuticals Inc Common 08165P108 1005 22337998 SH Sole 22337998 0

Chevrontexaco Corp Common 166764100 258 2400 SH Sole 2400 0

China Housing and Land Develop Common 16939V103 5862 2998460 SH Sole
2998460 0

China Housing and Land Develop Common 16939V103 1706 872436 SH Other
01 0 872436

China Pharma Hldgs Inc Com Common 16941T104 4298 1698727 SH Sole 1698727 0

China Pharma Hldgs Inc Com Common 16941T104 963 380745 SH Other 01 0 380745

China Ritar Power Corp Common 169423100 6616 4296269 SH Sole 4296269 0

China Ritar Power Corp Common 169423100 839 544800 SH Other 01 0 544800

China Sky One Med Inc Com Common 16941P102 3294 989059 SH Sole 989059 0

China Yida Hldg Co Com New Common 16945D204 22788 2998473 SH Sole 2998473 0

China Yida Hldg Co Com New Common 16945D204 2293 301656 SH Other 01 0 301656

China Zenith Chemical Group Lt Common G215A1103 3536 174063000 SH
Sole 174063000 0

China Zenith Chemical Group Lt Common G215A1103 1047 51567000 SH Other
01 0 51567000

Conocophillips Nfs Llc Is Common 20825C104 11694 146430.598 SH Sole
146430.598 0

Conocophillips Nfs Llc Is Common 20825C104 3003 37608.286 SH Other 01 0 37608

Dnb Nor Asa Ord Shs Common R1812S105 34590 2255068 SH Sole 2255068 0

Dnb Nor Asa Ord Shs Common R1812S105 8760 571100 SH Other 01 0 571100

Enerchina Holdings Limited Hk Common G30392131 8864 496025717 SH Sole
496025717 0

Enerchina Holdings Limited Hk Common G30392131 2993 167493802 SH Other 01 0
167493802

Exxon Mobil Corporation Common 30231G102 294 3500 SH Sole 3500 0

Far Eastone Telecommunication Common Y7540C108 5196 3472802 SH Sole 3472802 0

Far Eastone Telecommunication Common Y7540C108 906 605525 SH Other 01 0
605525

Full Apex Holdings Ltd Shs Common G3687W106 16550 92977999 SH Sole 92977999 0

Full Apex Holdings Ltd Shs Common G3687W106 4096 23011100 SH Other 01 0
23011100

Fushi Intl Inc Com Common 36113C101 1723 214787 SH Sole 214787 0

Fushi Intl Inc Com Common 36113C101 697 86953 SH Other 01 0 86953

Guangdong Nan Yue Logistics Co Common Y2930Z106 5237 19584731 SH Sole
19584731 0

Guangdong Nan Yue Logistics Co Common Y2930Z106 1248 4668731 SH Other 01 0
4668731

Jiangbo Pharmaceuticals Inc Common 47737R101 3262 744696 SH Sole 744696 0

Kingboard Copper Foil Hldgs Or Common G52567107 16651 59122528 SH Sole
59122528 0

Kingboard Copper Foil Hldgs Or Common G52567107 4588 16290000 SH Other
01 0 16290000

Liandi Clean Technology Inc Co Common 52989W105 1132 404377 SH Sole 404377 0

Luye Pharma Group Ltd Common G5722Z101 13422 13322870 SH Sole 13322870 0

Luye Pharma Group Ltd Common G5722Z101 2722 2702000 SH Other 01 0 2702000

Mobileone Ltd Common Y8838Q122 14253 7454795.262 SH Sole 7454795.262 0

Mobileone Ltd Common Y8838Q122 4264 2230000 SH Other 01 0 2230000

Murphy Oil Corp Common 626717102 587 8000 SH Sole 8000 0

Oslo Bors Vps Hldg Nok2 Common R6890P105 8258 507595 SH Sole 507595 0

Oslo Bors Vps Hldg Nok2 Common R6890P105 2159 132723 SH Other 01 0 132723

Qiao Xing Mobile Communicat Common G73031109 6812 1665424 SH Sole 1665424 0

Qiao Xing Mobile Communicat Common G73031109 1423 347850 SH Other 01 0 347850

Regal Petroleum Plc Shs Common G7476L106 16868 21046574 SH Sole 21046574 0

Regal Petroleum Plc Shs Common G7476L106 2531 3158000 SH Other 01 0 3158000

Sandnes Sparebank Primary Ca Common R74676108 244 14776 SH Sole 14776 0

Shengtai Pharmaceutical Inc Common 823214200 3554 1545173 SH Sole 1545173 0

Sinolink Worldwide Hldgs Ltd Common G8165B102 8290 69338417 SH Sole
69338417 0

Sinolink Worldwide Hldgs Ltd Common G8165B102 2533 21183500 SH Other 01
0 21183500

Sparebanken Midt Norge Common R82401101 1457 161160 SH Sole 161160 0

Sparebanken Midt Norge Common R82401101 397 43920 SH Other 01 0 43920

Sparebanken Nord Norge Prim Common R8288N106 5416 605210 SH Sole 605210 0

Sparebanken Nord Norge Prim Common R8288N106 1214 135624 SH Other 01 0 135624

Sparebanken Ost Nok10 Common R1984E108 573 87023 SH Sole 87023 0

Sparebanken Vest As Primary Ca Common R8323C107 409 50800 SH Sole 50800 0

Taiwan Mobile Co Ltdshs Common Y84153215 10140 4309125 SH Sole 4309125 0

Taiwan Mobile Co Ltdshs Common Y84153215 1557 661621 SH Other 01 0 661621

Tethys Petroleum Limited Usd O Common G87636109 59329 39260392 SH Sole
39260392 0

Tethys Petroleum Limited Usd O Common G87636109 10941 7240100 SH Other 01 0
7240100

Tianyin Pharmaceutical Co Inc Common 88630M104 5119 2160106 SH Sole 2160106 0

Tianyin Pharmaceutical Co Inc Common 88630M104 303 128050 SH Other 01 0
128050

Totens Sparebank As Primary Ca Common R92151100 1471 82613 SH Sole 82613 0

Totens Sparebank As Primary Ca Common R92151100 210 11780 SH Other 01 0 11780

Truly Intl Hldgs Hkd0.10 Common G91019102 7319 31454498 SH Sole 31454498 0

Truly Intl Hldgs Hkd0.10 Common G91019102 1951 8385000 SH Other 01 0 8385000

United Food Holdingsltd Common G9232V105 3180 57261622 SH Sole 57261622 0

United Food Holdingsltd Common G9232V105 1090 19636488 SH Other 01 0 19636488

Wuyi International Pharmaceut Common G98089108 14140 154902500 SH Sole
154902500 0

Wuyi International Pharmaceut Common G98089108 1439 15762500 SH Other 01 0
15762500

         424970